Share - based compensation (Tables)	12 Months Ended
Oct. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of changes in number of stock options with their weighted average exercise prices

As at October 31	2023		2022
	Number of	Weighted Average	Number of	Weighted Average
	options	Exercise Price ($)	options	Exercise Price ($)
Opening balance, November 1, 2022	2,250,082	6.16	1,906,129	6.51
Granted	2,666,457	2.61	554,122	4.99
Forfeited or expired	(325,559)	8.30	(154,669)	5.25
Exercised	—	—	(55,500)	5.93
Balance, October 31, 2023	4,590,980	3.94	2,250,082	6.16
Exercisable, end of year	1,909,963	5.68	1,349,450	6.19

Schedule of range of exercise prices of outstanding share options and exercisable share options

Range of Exercise Price	Outstanding Options			Exercisable Options
	Number of Options Outstanding	Weighted Average Remaining Life (years)	Weighted Average Exercise Price	Number of Options Outstanding	Weighted Average Exercise Price

$0.00 - $16.67	4,590,980	1.82	$ 3.99	1,909,963	$ 5.68

Schedule of assumptions used for options granted valued using the Black-Scholes

	2023	2022
Share Price	2.40	8.02
Exercise Price	2.61	8.05
Volatility	69%	85%
Expected option life (years)	2.16	2.00
Weighted average fair value	1.85	5.90
Risk-free interest rate	4.73%	2.60%

RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of number of share and weighted average exercise prices

As at October 31	2023	2022
Opening balance, November 1, 2022	132,143	84,167
Granted	486,335	65,476
Forfeited or expired	—	—
Exercised	(132,143)	(17,500)
Balance, October 31, 2023	486,335	132,143

Escrow Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of number of share and weighted average exercise prices

As at October 31	2023	2022
Opening balance, November 1, 2022	3,161	2,770
Granted	—	2,723
Forfeited or expired	—	(57)
Released from escrow	(2,619)	(2,275)
Balance, October 31, 2023	542	3,161